Organization and Description of Business and Recent Developments (Details Narrative) (10-K)	Apr. 18, 2019	Apr. 05, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Reverse stock split	one-for 30 reverse split	one-for 30 reverse split